Variable Interest Entities and Securitizations - Additional Information (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2023	Mar. 31, 2023
Consolidated MHFG's balance sheets
Long-term debt	¥ 15,846,721	¥ 14,893,023
Noncontrolling interests	893,411	809,643
Unconsolidated VIEs
Consolidated MHFG's balance sheets
Noncontrolling interests	802,000	719,000
Debt Instrument [Member]
Consolidated MHFG's balance sheets
Long-term debt	¥ 224,000	¥ 200,000